Debt and Other Borrowings (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt and Other Borrowings
8. Debt and Other Borrowings
On January 30, 2017, the Company sold $7.0 million in aggregate principal amount of secured five-year promissory notes (“the Notes”) through a private placement. Pursuant to the issuance of the Notes, the Company issued 25,000 shares of common stock for every $250,000 of Notes purchased. The fair value of common stock issued was accounted for as debt discount and was amortized over the term of the Notes. The Notes had a fixed rate of 5% per annum payable at maturity. The Company repaid the principal during the year ended December 31, 2020.
On June 17, 2019, the Company entered into a revolving line of credit agreement with the Western Alliance Bank for a total principal amount of $1.0 million and maturity in two years from the date of borrowing. The line of credit had a variable rate of interest, based on movement of prime rate as calculated and published by the Wall Street Journal and required the Company to pay regular monthly payments of all interest accrued as of each payment date. The prime rate at the time of borrowing was at 5.50% per annum. The outstanding balance for the revolving line of credit as of December 31, 2020 was $1 million. The outstanding balance was paid in full and the revolving credit line was closed as of March 31, 2021.
On April 30, 2020, the Company received a Paycheck Protection Program (“PPP”) loan pursuant to the Coronavirus Aid, Relief, and Economic Security Act (the “CARES” Act) in the amount of $0.8 million. The PPP loan had a two-year term and bore a fixed interest rate of 1%. Under the terms of the CARES act, the PPP loan was eligible to be forgiven, in part or whole, if the proceeds were used to retain and pay employees and for other qualifying expenditures. On January 20, 2021, the Company received notification from the Small Business Administration that they approved the forgiveness of the full $0.8 million PPP loan. The Company recorded the forgiveness of the PPP loan as a gain on debt extinguishment in other income.
On April 30, 2021, the Company entered into a $100 million senior secured revolving credit facility, by and among the Company, as borrower, the several financial institutions from time-to-time parties thereto, and Barclays Bank PLC, as an issuing lender, the swingline lender and as administrative agent (the “Credit Agreement”). The Credit Agreement has an initial three-year term, and it will be used for working capital and for other general corporate purposes. The Company has not made any draws on the revolving credit facility. The Credit Agreement includes the following terms: (i) aggregate commitments of up to $100 million, with letter of credit and swingline sub-limits; (ii) customary base rate of LIBOR plus 3.25% per annum, respectively; (iii) initial commitment fees of 0.50% per annum; (iv) initial letter of credit fees of 3.25% per annum; and (v) other customary terms for a corporate revolving credit facility.
The facility is secured by a first priority lien on substantially all of the Company’s assets, subject to certain exclusions, and customary guarantees. The Credit Agreement includes the following financial condition covenants that the Company is required to satisfy: (i) maintain a minimum liquidity of $125 million for each quarter; (ii) maintain a 3.75 times leverage ratio; and (iii) maintain a 1.5 times interest coverage ratio. The leverage and interest coverage ratios will be triggered when the Company achieves $50 million in adjusted EBITDA over a trailing twelve months. Once the leverage and interest coverage ratios are triggered the minimum liquidity will not have a minimum limit. Minimum liquidity includes unrestricted cash plus the undrawn balance of the revolving credit facility. The minimum liquidity covenant was the only financial condition covenant the Company had to satisfy as of the period ended September 30, 2021. As of September 30, 2021, the Company was in full compliance with its financial condition covenant.
The Company added $2.1 million in debt issuance costs related to the revolving credit facility which were included in other assets in the Condensed Consolidated Balance Sheets. The debt issuance costs are being amortized over a three-year initial term of the loan. As of September 30, 2021 the unamortized debt issuance costs amounted to $1.8 million.
Included in interest expense for the three and nine months periods ended September 30, 2021 are credit facility revolver fees and amortization of debt issuance costs. The Company had $0.1 million in revolver fees and $0.2 million in amortized debt issuance cost for the three months ended September 30, 2021 and $0.2 million in revolver fees and $0.3 million in amortized debt issuance cost for the nine months ended September 30, 2021, respectively.
The Company recognized $0.1 million and $0.3 million of interest expense on its debt and other borrowings for the three months ended September 30, 2020 and 2021 and $0.3 million and $0.5 million for the nine months ended September 30, 2020 and 2021, respectively.

8. Debt and Other Borrowings
On January 30, 2017, the Company sold $7.0 million in aggregate principal amount of secured five-year promissory notes (“the notes”) through a private placement. Pursuant to the issuance of the promissory notes, the Company issued 25,000 pre-split shares of common stock for every $250,000 of notes purchased. The fair value of common stock issued was accounted for as debt discount and was amortized over the term of the note. The notes bear a fixed rate of 5% per annum payable at maturity. The Company repaid the principal during the year ended December 31, 2020 and recorded a loss on debt extinguishment of $0.1 million in interest expense, net in the Consolidated Statement of Operations.
On June 17, 2019, the Company entered into a revolving line of credit agreement with the Western Alliance Bank for a total principal amount of $1.0 million and maturity in two years from the date of borrowing. The line of credit bears a variable rate of interest, based on movement of prime rate as calculated and published by the Wall Street Journal. The Company will pay the regular monthly payments of all interest accrued as of each payment date. The prime rate at the time of borrowing was at 5.50% per annum. As of December 31, 2019 and 2020, the outstanding balance for the revolving line of credit was $1.0 million, payable on June 10, 2021.
On April 30, 2020, the Company received a Paycheck Protection Program (“PPP”) loan pursuant to the Coronavirus Aid, Relief, and Economic Security Act (the “CARES” Act) in the amount of $0.8 million. The loan had a two-year term and bore a fixed interest rate of 1%. Under the terms of the CARES act the loan was eligible to be forgiven, in part or whole, if the proceeds were used to retain and pay employees and for other qualifying expenditures. On January 20, 2021, the Company received notification from the Small Business Administration that they approved the forgiveness of the full $0.8 million PPP loan.
The Company recognized $0.5 million and $0.5 million interest expense on its debt and other borrowings for the years ended December 31, 2019 and 2020, respectively.
The notes and revolving line of credit contain affirmative customary covenants, including maintenance of insurance, notices of claims and litigations, subordination of other lender’s credit and compliance with environmental laws. As of December 31, 2019 and 2020, the Company was in compliance with all required covenants.